Property, Plant and Equipment, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Property, Plant and Equipment [Line Items]
Property and equipment	¥ 11,599,241	¥ 7,546,438
Less: Accumulated depreciation	(4,131,352)	(2,470,028)
Less: Accumulated impairment	(68,373)	(80,182)
Total property and equipment, net	7,399,516	4,996,228		$ 1,161,146
Depreciation expenses	1,702,559	1,041,011	¥ 993,070
Mold and tooling
Property, Plant and Equipment [Line Items]
Property and equipment	2,354,411	2,411,164
Charging & battery swap equipment
Property, Plant and Equipment [Line Items]
Property and equipment	2,279,893	721,583
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment	1,876,294	997,191
Construction in process
Property, Plant and Equipment [Line Items]
Property and equipment	1,304,548	177,457
Buildings and constructions
Property, Plant and Equipment [Line Items]
Property and equipment	875,562	862,603
Production facilities
Property, Plant and Equipment [Line Items]
Property and equipment	831,776	787,039
Computer and electronic equipment
Property, Plant and Equipment [Line Items]
Property and equipment	575,364	372,956
R&D equipment
Property, Plant and Equipment [Line Items]
Property and equipment	552,956	432,781
Purchased software
Property, Plant and Equipment [Line Items]
Property and equipment	493,374	409,445
Others
Property, Plant and Equipment [Line Items]
Property and equipment	¥ 455,063	¥ 374,219